Fair Value Disclosures - Assets and Liabilities (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Financial Liabilities
Transfers from Level 1 to Level 2	$ 0	$ 0
Transfers from Level 2 to Level 1	0	0
Recurring basis | Level 1
Financial Assets
Total financial assets	34,702,000	18,297,000
Financial Liabilities
Liabilities related to separate accounts	7,097,000	7,097,000
Recurring basis | Level 1 | Fixed maturity securities | United States government and government agencies and authorities
Financial Assets
Total financial assets	0	0
Recurring basis | Level 1 | Fixed maturity securities | State, municipalities and political subdivisions
Financial Assets
Total financial assets	0	0
Recurring basis | Level 1 | Fixed maturity securities | Foreign governments
Financial Assets
Total financial assets	0	0
Recurring basis | Level 1 | Fixed maturity securities | Commercial mortgage-backed
Financial Assets
Total financial assets		0
Recurring basis | Level 1 | Fixed maturity securities | Residential mortgage-backed
Financial Assets
Total financial assets	0	0
Recurring basis | Level 1 | Fixed maturity securities | U.S. Corporate
Financial Assets
Total financial assets	0	0
Recurring basis | Level 1 | Fixed maturity securities | Foreign Corporate
Financial Assets
Total financial assets	0	0
Recurring basis | Level 1 | Equity securities | Non-redeemable preferred stocks
Financial Assets
Total financial assets	0	0
Recurring basis | Level 1 | Short-term investments
Financial Assets
Total financial assets	2,460,000	10,498,000
Recurring basis | Level 1 | Cash equivalents
Financial Assets
Total financial assets	25,145,000	702,000
Recurring basis | Level 1 | Assets held in separate accounts
Financial Assets
Total financial assets	7,097,000	7,097,000
Recurring basis | Level 2
Financial Assets
Total financial assets	45,831,000	96,309,000
Financial Liabilities
Liabilities related to separate accounts	3,667,000	4,162,000
Recurring basis | Level 2 | Fixed maturity securities | United States government and government agencies and authorities
Financial Assets
Total financial assets	831,000	813,000
Recurring basis | Level 2 | Fixed maturity securities | State, municipalities and political subdivisions
Financial Assets
Total financial assets	6,757,000	25,674,000
Recurring basis | Level 2 | Fixed maturity securities | Foreign governments
Financial Assets
Total financial assets	369,000	369,000
Recurring basis | Level 2 | Fixed maturity securities | Commercial mortgage-backed
Financial Assets
Total financial assets		391,000
Recurring basis | Level 2 | Fixed maturity securities | Residential mortgage-backed
Financial Assets
Total financial assets	3,623,000	7,272,000
Recurring basis | Level 2 | Fixed maturity securities | U.S. Corporate
Financial Assets
Total financial assets	18,707,000	43,088,000
Recurring basis | Level 2 | Fixed maturity securities | Foreign Corporate
Financial Assets
Total financial assets	4,436,000	7,121,000
Recurring basis | Level 2 | Equity securities | Non-redeemable preferred stocks
Financial Assets
Total financial assets	226,000	7,419,000
Recurring basis | Level 2 | Short-term investments
Financial Assets
Total financial assets	7,215,000	0
Recurring basis | Level 2 | Cash equivalents
Financial Assets
Total financial assets	0	0
Recurring basis | Level 2 | Assets held in separate accounts
Financial Assets
Total financial assets	3,667,000	4,162,000
Recurring basis | Level 3
Financial Assets
Total financial assets	925,000	1,020,000
Financial Liabilities
Liabilities related to separate accounts	0	0
Recurring basis | Level 3 | Fixed maturity securities | United States government and government agencies and authorities
Financial Assets
Total financial assets	0	0
Recurring basis | Level 3 | Fixed maturity securities | State, municipalities and political subdivisions
Financial Assets
Total financial assets	0	0
Recurring basis | Level 3 | Fixed maturity securities | Foreign governments
Financial Assets
Total financial assets	0	0
Recurring basis | Level 3 | Fixed maturity securities | Commercial mortgage-backed
Financial Assets
Total financial assets		0
Recurring basis | Level 3 | Fixed maturity securities | Residential mortgage-backed
Financial Assets
Total financial assets	0	0
Recurring basis | Level 3 | Fixed maturity securities | U.S. Corporate
Financial Assets
Total financial assets	925,000	1,020,000
Recurring basis | Level 3 | Fixed maturity securities | Foreign Corporate
Financial Assets
Total financial assets	0	0
Recurring basis | Level 3 | Equity securities | Non-redeemable preferred stocks
Financial Assets
Total financial assets	0	0
Recurring basis | Level 3 | Short-term investments
Financial Assets
Total financial assets	0	0
Recurring basis | Level 3 | Cash equivalents
Financial Assets
Total financial assets	0	0
Recurring basis | Level 3 | Assets held in separate accounts
Financial Assets
Total financial assets	0
Recurring basis | Total
Financial Assets
Total financial assets	81,458,000	115,626,000
Financial Liabilities
Liabilities related to separate accounts	10,764,000	11,259,000
Recurring basis | Total | Fixed maturity securities | United States government and government agencies and authorities
Financial Assets
Total financial assets	831,000	813,000
Recurring basis | Total | Fixed maturity securities | State, municipalities and political subdivisions
Financial Assets
Total financial assets	6,757,000	25,674,000
Recurring basis | Total | Fixed maturity securities | Foreign governments
Financial Assets
Total financial assets	369,000	369,000
Recurring basis | Total | Fixed maturity securities | Commercial mortgage-backed
Financial Assets
Total financial assets		391,000
Recurring basis | Total | Fixed maturity securities | Residential mortgage-backed
Financial Assets
Total financial assets	3,623,000	7,272,000
Recurring basis | Total | Fixed maturity securities | U.S. Corporate
Financial Assets
Total financial assets	19,632,000	44,108,000
Recurring basis | Total | Fixed maturity securities | Foreign Corporate
Financial Assets
Total financial assets	4,436,000	7,121,000
Recurring basis | Total | Equity securities | Non-redeemable preferred stocks
Financial Assets
Total financial assets	226,000	7,419,000
Recurring basis | Total | Short-term investments
Financial Assets
Total financial assets	9,675,000	10,498,000
Recurring basis | Total | Cash equivalents
Financial Assets
Total financial assets	25,145,000	702,000
Recurring basis | Total | Assets held in separate accounts
Financial Assets
Total financial assets	$ 10,764,000	$ 11,259,000